Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions
Schedule of purchase price for the transaction

	Final	Final
	Tuva Knutsen	Synnøve Knutsen
	September 3,	July 1,
(U.S. Dollars in thousands)	2024	2022
Purchase consideration (1)	$31,557	$37,907
Less: Fair value of net assets acquired:
Vessels and equipment (2)	125,161	119,119
Cash	1,782	5,702
Inventories	285	291
Derivatives assets	1,773	958
Others current assets	1,101	211
Amounts due from related parties	—	53
Long-term debt	(69,038)	(87,661)
Deferred debt issuance	404	592
Trade accounts payable	(249)	(160)
Accrued expenses	(1,419)	(694)
Amounts due to related parties	(615)	(503)
Contract liabilities: Unfavourable contract rights (refer to Note 15 (b))	(27,628)	(1)
Subtotal	31,557	37,907
Difference between the purchase price and fair value of net assets acquired	$—	$—
(1)	The purchase consideration comprises the following:

	Final	Final
	Tuva Knutsen	Synnøve Knutsen
	September 3,	July 1,
(U.S. Dollars in thousands)	2024	2022
Cash consideration paid to KNOT (from KNOP)	$—	$31,931
Cash consideration paid to KNOP (from KNOT)	(1,135)	—
Asset swap (sale of the Dan Cisne)	30,000	—
Purchase price adjustments	2,659	5,937
Acquisition-related costs	33	39
Purchase price	$31,557	$37,907
(2)	Vessel and equipment includes allocation to drydocking (in thousands) of $910 and $2,133 related to the Tuva Knutsen and the Synnøve Knutsen, respectively.